Pioneer Diversified High Income Fund, Inc.
Schedule of Investments  |  July 31, 2023

Ticker Symbol: HNW

Schedule of Investments  |  7/31/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 140.5%
	Senior Secured Floating Rate Loan Interests — 3.3% of Net Assets*(a)
	Auto Parts & Equipment — 0.7%
700,000	First Brands Group LLC, First Lien 2021 Term Loan, 10.881% (Term SOFR + 500 bps), 3/30/27	$ 694,750
	Total Auto Parts & Equipment	$694,750

	Chemicals-Diversified — 0.1%
125,000	LSF11 A5 Holdco LLC, Fourth Amendment Incremental Term Loan, 9.669% (Term SOFR + 425 bps), 10/15/28	$ 124,406
	Total Chemicals-Diversified	$124,406

	Dialysis Centers — 0.3%
481,248	US Renal Care, Inc., Initial Term Loan, 10.433% (LIBOR + 500 bps), 6/26/26	$ 243,030
	Total Dialysis Centers	$243,030

	Distribution & Wholesale — 0.3%
312,500(b)	Windsor Holdings III LLC, Dollar Term B Loan, 8/1/30	$ 311,198
	Total Distribution & Wholesale	$311,198

	Electronic Composition — 0.1%
122,689	Natel Engineering Co., Inc., Initial Term Loan, 11.682% (Term SOFR + 625 bps), 4/30/26	$ 95,390
	Total Electronic Composition	$95,390

	Medical Labs & Testing Services — 0.0%†
206,740(c)	Envision Healthcare Corp., 2018 Third Out Term Loan, 9.121% (Term SOFR + 425 bps), 3/31/27	$ 900
	Total Medical Labs & Testing Services	$900

	Oil-Field Services — 0.4%
416,360	ProFrac Holdings II LLC, Term Loan, 12.78% (Term SOFR + 725 bps), 3/4/25	$ 417,922
	Total Oil-Field Services	$417,922

	Physical Practice Management — 0.2%
319,399	Team Health Holdings, Inc., Extended Term Loan, 10.569% (Term SOFR + 525 bps), 3/2/27	$ 222,781
	Total Physical Practice Management	$222,781

1Pioneer Diversified High Income Fund, Inc. |  | 7/31/23

Principal Amount USD ($)		Value
	Recreational Centers — 0.2%
191,703	Fitness International LLC, Term B Loan, 8.769% (Term SOFR + 325 bps), 4/18/25	$ 191,008
	Total Recreational Centers	$191,008

	Schools — 0.1%
100,000(b)	Bach Finance Limited (aka Nord Anglia/Fugue Finance), First Lien Seventh Amendment Dollar Term Loan, 1/31/28	$ 100,250
	Total Schools	$100,250

	Telecom Services — 0.9%
1,017,312	Patagonia Holdco LLC, Amendment No.1 Term Loan, 10.789% (Term SOFR + 575 bps), 8/1/29	$ 878,704
	Total Telecom Services	$878,704

	Total Senior Secured Floating Rate Loan Interests (Cost $3,786,291)	$3,280,339

Shares
	Common Stocks — 0.3% of Net Assets
	Household Durables — 0.0%†
89,094(d)	Desarrolladora Homex SAB de CV	$ 64
	Total Household Durables	$64

	Oil, Gas & Consumable Fuels — 0.0%†
6(d)	Amplify Energy Corp.	$ 44
2,189(d)	Petroquest Energy, Inc.	110
	Total Oil, Gas & Consumable Fuels	$154

	Passenger Airlines — 0.3%
24,166(d)+	Grupo Aeromexico SAB de CV	$ 324,715
	Total Passenger Airlines	$324,715

	Total Common Stocks (Cost $619,487)	$324,933

Principal Amount USD ($)
Asset Backed Securities — 3.4% of Net Assets
500,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	$ 480,907
Pioneer Diversified High Income Fund, Inc. |  | 7/31/232

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
500,000(a)	Goldentree Loan Management US CLO 2, Ltd., Series 2017-2A, Class E, 10.288% (3 Month Term SOFR + 496 bps), 11/28/30 (144A)	$ 451,701
1,000,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class G, 9.812%, 2/26/29 (144A)	934,408
1,000,000(a)	MCF CLO VII LLC, Series 2017-3A, Class ER, 14.738% (3 Month Term SOFR + 941 bps), 7/20/33 (144A)	948,768
650,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	597,531
	Total Asset Backed Securities (Cost $3,615,651)	$3,413,315

	Collateralized Mortgage Obligations—2.8% of Net Assets
330,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 11.069% (SOFR30A + 600 bps), 10/25/41 (144A)	$ 333,264
10,309(a)	DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1C, 6.201% (1 Month Term SOFR + 95 bps), 10/19/45	10,403
100,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 11.269% (SOFR30A + 620 bps), 11/25/41 (144A)	100,448
200,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class B2, 12.869% (SOFR30A + 780 bps), 11/25/41 (144A)	207,499
450,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class B2, 11.319% (SOFR30A + 625 bps), 9/25/41 (144A)	439,104
280,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class B2, 13.569% (SOFR30A + 850 bps), 2/25/42 (144A)	296,446
545,000(a)	Freddie Mac STACR Trust, Series 2019-DNA3, Class B2, 13.333% (SOFR30A + 826 bps), 7/25/49 (144A)	601,339
18,892	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	8,504
3Pioneer Diversified High Income Fund, Inc. |  | 7/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
500,000(e)	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	$ 55,625
640,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 15.683% (SOFR30A + 1,061 bps), 2/25/47 (144A)	740,582
	Total Collateralized Mortgage Obligations (Cost $3,048,157)	$2,793,214

	Commercial Mortgage-Backed Securities—11.5% of Net Assets
1,000,000(e)	Benchmark Mortgage Trust, Series 2020-B18, Class AGNG, 4.388%, 7/15/53 (144A)	$ 849,716
500,000(a)	BPR Trust, Series 2021-WILL, Class E, 12.086% (1 Month Term SOFR + 686 bps), 6/15/38 (144A)	448,185
647,148(a)	BX Trust, Series 2022-PSB, Class F, 12.555% (1 Month Term SOFR + 733 bps), 8/15/39 (144A)	648,031
521,418(a)	Capital Funding Mortgage Trust, Series 2020-9, Class B, 20.105% (1 Month USD LIBOR + 1,490 bps), 11/15/23 (144A)	514,909
288,017(a)	Capital Funding Mortgage Trust, Series 2021-8, Class B, 18.30% (1 Month USD LIBOR + 1,310 bps), 12/15/23 (144A)	288,017
990,000(a)	Capital Funding Mortgage Trust, Series 2021-19, Class B, 20.41% (1 Month USD LIBOR + 1,521 bps), 11/6/23 (144A)	964,470
7,259,070(e)(f)	CD Mortgage Trust, Series 2016-CD1, Class XA, 1.364%, 8/10/49	211,894
21,504,077(e)(f)	COMM Mortgage Trust, Series 2015-LC21, Class XA, 0.646%, 7/10/48	204,846
750,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 12.819% (SOFR30A + 775 bps), 1/25/51 (144A)	717,367
180,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class B1, 11.919% (SOFR30A + 685 bps), 11/25/51 (144A)	163,350
577,179(e)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	524,502
1,000,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 12.118% (1 Month USD LIBOR + 690 bps), 8/25/29	948,289
142,240(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 11.468% (1 Month USD LIBOR + 625 bps), 1/25/27 (144A)	136,310
Pioneer Diversified High Income Fund, Inc. |  | 7/31/234

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
229,450(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 14.218% (1 Month USD LIBOR + 900 bps), 7/25/30 (144A)	$ 214,457
1,000,000(g)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	496,827
12,333,286(f)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	65,794
1,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	4,965
7,625,618(e)(f)	FRESB Mortgage Trust, Series 2020-SB79, Class X1, 1.086%, 7/25/40	269,786
4,023,198(e)(f)	GS Mortgage Securities Trust, Series 2014-GC24, Class XA, 0.694%, 9/10/47	20,986
500,000(e)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.168%, 4/15/46	310,625
6,724,972(e)(f)	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class XA, 0.846%, 11/15/47	40,687
5,876,094(e)(f)	Morgan Stanley Capital I Trust, Series 2016-UB12, Class XA, 0.65%, 12/15/49	103,031
750,000(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.933% (SOFR30A + 386 bps), 3/25/50 (144A)	721,215
900,000(e)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.398%, 8/15/36 (144A)	470,781
290,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	165,300
228,923(e)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M5, 4.29%, 2/25/50 (144A)	171,240
1,100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00%, 5/15/48 (144A)	756,232
1,660,500(e)	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class E, 4.595%, 11/15/48 (144A)	1,046,535
	Total Commercial Mortgage-Backed Securities (Cost $13,184,946)	$11,478,347

	Convertible Corporate Bonds — 2.2% of Net Assets
	Banks — 0.0%†
IDR812,959,000	PT Bakrie & Brothers Tbk, 10/31/23	$ 5,715
	Total Banks	$5,715

5Pioneer Diversified High Income Fund, Inc. |  | 7/31/23

Principal Amount USD ($)		Value
	Chemicals — 2.0%
1,900,000(h)	Hercules LLC, 6.50%, 6/30/29	$ 1,944,970
	Total Chemicals	$1,944,970

	Entertainment — 0.2%
312,000(g)	DraftKings Holdings, Inc., 3/15/28	$ 239,928
	Total Entertainment	$239,928

	Total Convertible Corporate Bonds (Cost $1,844,157)	$2,190,613

	Corporate Bonds — 90.0% of Net Assets
	Advertising — 1.3%
645,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 513,426
535,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	447,383
400,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	340,646
	Total Advertising	$1,301,455

	Aerospace & Defense — 0.6%
315,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	$ 337,191
270,000	Triumph Group, Inc., 9.00%, 3/15/28 (144A)	277,326
	Total Aerospace & Defense	$614,517

	Agriculture — 1.1%
1,310,000	Frigorifico Concepcion SA, 7.70%, 7/21/28 (144A)	$ 1,120,050
	Total Agriculture	$1,120,050

	Airlines — 7.9%
2,417,568(i)	ABRA Global Finance, 11.50% (5.50% PIK or 6.00% Cash), 3/2/28 (144A)	$ 2,042,447
430,000	Azul Secured Finance LLP, 11.93%, 8/28/28 (144A)	432,687
1,510,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	1,367,894
285,000	Latam Airlines Group SA, 13.375%, 10/15/29 (144A)	312,022
1,059,000	Pegasus Hava Tasimaciligi AS, 9.25%, 4/30/26 (144A)	1,068,531
585,000	Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25 (144A)	590,165
EUR700,000	Transportes Aereos Portugueses SA, 5.625%, 12/2/24 (144A)	758,273
465,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 6.375%, 2/1/30 (144A)	393,609
Pioneer Diversified High Income Fund, Inc. |  | 7/31/236

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Airlines — (continued)
745,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 7.875%, 5/1/27 (144A)	$ 690,777
260,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 9.50%, 6/1/28 (144A)	248,310
	Total Airlines	$7,904,715

	Apparel — 0.4%
370,000	Hanesbrands, Inc., 9.00%, 2/15/31 (144A)	$ 378,315
	Total Apparel	$378,315

	Auto Parts & Equipment — 1.0%
1,046,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 961,982
	Total Auto Parts & Equipment	$961,982

	Banks — 3.6%
300,000(e)	Banco de Galicia y Buenos Aires SAU, 7.962% (5 Year CMT Index + 716 bps), 7/19/26 (144A)	$ 280,500
1,135,000(e)	Banco GNB Sudameris SA, 7.50% (5 Year CMT Index + 666 bps), 4/16/31 (144A)	944,887
685,000(e)(j)	Banco Mercantil del Norte SA, 8.375% (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 776 bps) (144A)	669,588
247,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	245,686
911,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	900,237
350,000(e)(j)	ING Groep NV, 6.50% (5 Year USD Swap Rate + 445 bps)	329,879
225,000(e)(j)	Intesa Sanpaolo S.p.A., 7.70% (5 Year USD Swap Rate + 546 bps) (144A)	216,563
865,000(c)(e)(j)	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	31,248
	Total Banks	$3,618,588

	Biotechnology — 0.3%
EUR345,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 344,316
	Total Biotechnology	$344,316

	Building Materials — 0.4%
464,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	$ 383,960
	Total Building Materials	$383,960

	Chemicals — 4.3%
425,000	Braskem Idesa SAPI, 6.99%, 2/20/32 (144A)	$ 274,072
425,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	354,863
7Pioneer Diversified High Income Fund, Inc. |  | 7/31/23

Principal Amount USD ($)		Value
	Chemicals — (continued)
EUR420,000	Lune Holdings S.a.r.l., 5.625%, 11/15/28 (144A)	$ 374,564
300,000	LYB Finance Co. BV, 8.10%, 3/15/27 (144A)	323,808
379,000	Mativ Holdings, Inc., 6.875%, 10/1/26 (144A)	330,039
280,000	Olin Corp., 9.50%, 6/1/25 (144A)	294,341
EUR580,000	Olympus Water US Holding Corp., 9.625%, 11/15/28 (144A)	615,213
985,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	952,987
336,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	334,320
EUR420,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	470,038
	Total Chemicals	$4,324,245

	Commercial Services — 4.3%
585,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 536,497
1,384,000	Atento Luxco 1 SA, 8.00%, 2/10/26 (144A)	27,680
473,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	393,565
958,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	937,743
625,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	574,909
935,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	880,238
558,000	Sotheby's, 7.375%, 10/15/27 (144A)	494,311
411,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	412,170
	Total Commercial Services	$4,257,113

	Diversified Financial Services — 6.6%
1,000,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)	$ 970,000
385,381(i)	Avation Capital SA, 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	335,981
1,110,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	1,072,062
275,000(c)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	30,250
EUR235,000	Garfunkelux Holdco 3 SA, 6.75%, 11/1/25 (144A)	188,088
GBP400,000	Garfunkelux Holdco 3 SA, 7.75%, 11/1/25 (144A)	369,091
1,112,739(i)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	1,048,656
EUR840,000	Intrum AB, 9.25%, 3/15/28 (144A)	802,360
610,000	OneMain Finance Corp., 9.00%, 1/15/29	619,821
355,000	PHH Mortgage Corp., 7.875%, 3/15/26 (144A)	319,571
Pioneer Diversified High Income Fund, Inc. |  | 7/31/238

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
1,174,000(c)	Unifin Financiera SAB de CV, 8.375%, 1/27/28 (144A)	$ 54,229
865,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	809,320
	Total Diversified Financial Services	$6,619,429

	Electric — 0.9%
400,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	$ 402,600
38,701	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	38,411
445,000	Talen Energy Supply LLC, 8.625%, 6/1/30 (144A)	461,856
7,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	6,768
	Total Electric	$909,635

	Electrical Components & Equipments — 0.6%
350,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	$ 354,016
245,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	249,846
	Total Electrical Components & Equipments	$603,862

	Energy-Alternate Sources — 0.1%
95,649(i)	SCC Power Plc, 4.00% (4.00% PIK or 4.00% Cash), 5/17/32 (144A)	$ 9,421
176,583(i)	SCC Power Plc, 8.00% (4.00% PIK or 4.00% Cash or 8.00% Cash), 12/31/28 (144A)	57,831
	Total Energy-Alternate Sources	$67,252

	Engineering & Construction — 0.2%
230,000	IHS Holding, Ltd., 6.25%, 11/29/28 (144A)	$ 189,612
	Total Engineering & Construction	$189,612

	Entertainment — 2.0%
EUR310,000	Lottomatica S.p.A./Roma, 7.125%, 6/1/28 (144A)	$ 349,366
EUR325,000	Lottomatica S.p.A./Roma, 9.75%, 9/30/27 (144A)	387,265
700,000	Mohegan Tribal Gaming Authority, 8.00%, 2/1/26 (144A)	647,500
295,000	Scientific Games International, Inc., 7.00%, 5/15/28 (144A)	293,938
295,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	294,262
	Total Entertainment	$1,972,331

9Pioneer Diversified High Income Fund, Inc. |  | 7/31/23

Principal Amount USD ($)		Value
	Environmental Control — 0.4%
367,000	Tervita Corp., 11.00%, 12/1/25 (144A)	$ 385,350
	Total Environmental Control	$385,350

	Food — 0.4%
555,000	Aragvi Finance International DAC, 8.45%, 4/29/26 (144A)	$ 378,566
	Total Food	$378,566

	Healthcare-Products — 0.2%
239,000	Varex Imaging Corp., 7.875%, 10/15/27 (144A)	$ 239,000
	Total Healthcare-Products	$239,000

	Healthcare-Services — 2.6%
445,000	Auna SAA, 6.50%, 11/20/25 (144A)	$ 389,375
550,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	522,495
357,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	334,747
626,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	640,620
765,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	668,480
	Total Healthcare-Services	$2,555,717

	Home Builders — 0.9%
885,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	$ 869,785
	Total Home Builders	$869,785

	Home Furnishings — 1.0%
EUR930,000	International Design Group S.p.A., 6.50%, 11/15/25 (144A)	$ 991,450
	Total Home Furnishings	$991,450

	Insurance — 5.1%
4,600,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	$ 5,032,128
	Total Insurance	$5,032,128

	Iron & Steel — 2.0%
845,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 861,849
613,000	Metinvest BV, 7.75%, 10/17/29 (144A)	355,540
870,000	TMS International Corp., 6.25%, 4/15/29 (144A)	727,538
	Total Iron & Steel	$1,944,927

Pioneer Diversified High Income Fund, Inc. |  | 7/31/2310

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Leisure Time — 2.0%
100,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 98,651
EUR130,000	Carnival Corp., 7.625%, 3/1/26 (144A)	140,791
135,000	Carnival Corp., 10.50%, 2/1/26 (144A)	142,305
120,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	130,938
400,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	378,503
170,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	154,700
90,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25 (144A)	95,348
595,000	Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27 (144A)	649,693
245,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	240,504
	Total Leisure Time	$2,031,433

	Lodging — 0.7%
800,000(k)	Grupo Posadas S.A.B de CV, 5.00%, 12/30/27 (144A)	$ 683,000
	Total Lodging	$683,000

	Media — 1.4%
400,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	$ 334,027
1,210,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	1,040,600
	Total Media	$1,374,627

	Metal Fabricate/Hardware — 0.3%
385,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 338,371
	Total Metal Fabricate/Hardware	$338,371

	Mining — 2.3%
633,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	$ 566,609
400,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	393,288
1,260,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	1,289,925
	Total Mining	$2,249,822

	Oil & Gas — 17.6%
1,160,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 1,151,185
910,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	922,131
1,685,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	1,726,813
294,000	Cenovus Energy, Inc., 6.75%, 11/15/39	309,141
520,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	534,851
520,000	Civitas Resources, Inc., 8.75%, 7/1/31 (144A)	538,200
11Pioneer Diversified High Income Fund, Inc. |  | 7/31/23

Principal Amount USD ($)		Value
	Oil & Gas — (continued)
1,510,000	Energean Plc, 6.50%, 4/30/27 (144A)	$ 1,375,610
383,000	International Petroleum Corp., 7.25%, 2/1/27 (144A)	355,999
405,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	371,929
590,000	Matador Resources Co., 6.875%, 4/15/28 (144A)	586,346
1,309,271	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	849,942
605,000	Murphy Oil Corp., 6.375%, 7/15/28	602,334
515,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	472,377
603,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	598,569
175,000	Noble Finance II LLC, 8.00%, 4/15/30 (144A)	180,031
955,000	Occidental Petroleum Corp., 4.40%, 4/15/46	756,212
800,000	Petroleos Mexicanos, 5.95%, 1/28/31	593,971
271,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	255,545
455,000	Seadrill Finance, Ltd., 8.375%, 8/1/30 (144A)	464,419
395,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	377,225
480,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	481,200
900,000	SierraCol Energy Andina LLC, 6.00%, 6/15/28 (144A)	709,132
860,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	755,105
120,000	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	123,900
785,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	638,205
725,000	Valaris, Ltd., 8.375%, 4/30/30 (144A)	741,820
1,195,000	YPF SA, 6.95%, 7/21/27 (144A)	1,015,750
	Total Oil & Gas	$17,487,942

	Oil & Gas Services — 1.2%
521,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	$ 507,969
630,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	633,903
	Total Oil & Gas Services	$1,141,872

	Packaging & Containers — 1.1%
EUR425,000	Fiber Bidco S.p.A., 11.00%, 10/25/27 (144A)	$ 503,502
580,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	589,408
	Total Packaging & Containers	$1,092,910

	Pharmaceuticals — 1.0%
790,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	$ 681,762
Pioneer Diversified High Income Fund, Inc. |  | 7/31/2312

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pharmaceuticals — (continued)
381,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	$ 280,003
300,000	Tricida, Inc., 3.50%, 5/15/27	—
300,000	Tricida, Inc., 3.50%, 5/15/27	—
	Total Pharmaceuticals	$961,765

	Pipelines — 6.0%
800,020	Acu Petroleo Luxembourg S.a.r.l., 7.50%, 7/13/35 (144A)	$ 715,744
555,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	544,272
510,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	471,750
450,000(a)	Energy Transfer LP, 8.651% (3 Month Term SOFR + 328 bps), 11/1/66	358,672
915,000(e)(j)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	803,646
118,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	93,884
145,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	119,941
344,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	283,081
365,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	359,217
197,000	Global Partners LP/GLP Finance Corp., 7.00%, 8/1/27	192,566
310,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	315,078
575,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	583,462
1,175,000	Williams Cos., Inc., 5.75%, 6/24/44	1,150,190
	Total Pipelines	$5,991,503

	REITs — 1.0%
890,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	$ 588,513
10,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	6,956
410,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	407,548
	Total REITs	$1,003,017

	Retail — 0.3%
389,000	Staples, Inc., 7.50%, 4/15/26 (144A)	$ 321,370
	Total Retail	$321,370

13Pioneer Diversified High Income Fund, Inc. |  | 7/31/23

Principal Amount USD ($)		Value
	Software — 0.4%
505,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 427,892
	Total Software	$427,892

	Telecommunications — 3.7%
695,000	Altice France Holding SA, 6.00%, 2/15/28 (144A)	$ 258,649
607,000	Altice France Holding SA, 10.50%, 5/15/27 (144A)	256,848
200,000	Altice France SA, 8.125%, 2/1/27 (144A)	163,596
750,000(c)	Digicel, Ltd., 6.75%, 3/1/24	120,000
836,000	Kenbourne Invest SA, 6.875%, 11/26/24 (144A)	734,050
850,000	Sprint LLC, 7.625%, 3/1/26	884,724
850,000	Total Play Telecomunicaciones SA de CV, 6.375%, 9/20/28 (144A)	487,624
875,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	736,978
	Total Telecommunications	$3,642,469

	Transportation — 2.5%
1,245,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 980,288
655,000	Danaos Corp., 8.50%, 3/1/28 (144A)	661,852
400,000	Simpar Europe SA, 5.20%, 1/26/31 (144A)	323,486
575,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27 (144A)	550,942
965,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	4,825
	Total Transportation	$2,521,393

	Trucking & Leasing — 0.3%
325,000	Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$ 338,379
	Total Trucking & Leasing	$338,379

	Total Corporate Bonds (Cost $98,161,600)	$89,576,065

Shares
	Preferred Stock — 0.6% of Net Assets
	Capital Markets — 0.1%
1,322	B Riley Financial, Inc., 6.75%, 5/31/24	$ 32,204
	Total Capital Markets	$32,204

Pioneer Diversified High Income Fund, Inc. |  | 7/31/2314

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Shares		Value
	Financial Services — 0.5%
500(e)(j)	Compeer Financial ACA, 6.75% (3 Month USD LIBOR + 484 bps) (144A)	$ 503,758
	Total Financial Services	$503,758

	Internet — 0.0%†
50,188	MYT Holding LLC, 10.00%, 6/6/29	$ 28,858
	Total Internet	$28,858

	Total Preferred Stock (Cost $624,106)	$564,820

	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP6,475(d)	Avation Plc, 1/1/59	$ 4,155
	Total Trading Companies & Distributors	$4,155

	Total Right/Warrant (Cost $—)	$4,155

Principal Amount USD ($)
	Insurance-Linked Securities — 25.3% of Net Assets#
	Event Linked Bonds — 12.0%
	Earthquakes – California — 0.6%
250,000(a)	Sutter Re, 15.159%, (3 Month U.S. Treasury Bill + 975 bps), 6/19/26 (144A)	$ 251,750
300,000(a)	Torrey Pines Re, 10.409%, (3 Month U.S. Treasury Bill + 500 bps), 6/5/26 (144A)	301,950
		$553,700

	Earthquakes – U.S. — 0.3%
250,000(a)	Ursa Re, 10.909%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	$ 250,000
	Flood – U.S. — 0.7%
250,000(a)	FloodSmart Re, 17.239%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 243,650
250,000(a)	FloodSmart Re, 18.989%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	241,750
250,000(a)	FloodSmart Re, 21.659%, (1 Month U.S. Treasury Bill + 1,625 bps), 3/11/26 (144A)	257,350
		$742,750

15Pioneer Diversified High Income Fund, Inc. |  | 7/31/23

Principal Amount USD ($)		Value
	Multiperil – Florida — 0.5%
500,000(a)	Sanders Re, 13.409%, (3 Month U.S. Treasury Bill + 800 bps), 6/5/26 (144A)	$ 509,500
	Multiperil – U.S. — 2.8%
400,000(a)	Caelus Re V, 5.533%, (1 Month USD LIBOR + 10 bps), 6/5/24 (144A)	$ 32,000
250,000(a)	Four Lakes Re, 12.709%, (3 Month U.S. Treasury Bill + 730 bps), 1/5/24 (144A)	244,675
250,000(a)	Four Lakes Re, 15.569%, (3 Month U.S. Treasury Bill + 1,016 bps), 1/5/24 (144A)	244,925
500,000(a)	Matterhorn Re, 13.00%, (SOFR + 775 bps), 3/24/25 (144A)	478,550
375,000(a)	Residential Re, 12.409%, (3 Month U.S. Treasury Bill + 700 bps), 12/6/26 (144A)	372,337
500,000(a)	Residential Re, 17.319%, (3 Month U.S. Treasury Bill + 1,191 bps), 12/6/25 (144A)	475,900
250,000(a)	Residential Re, 17.799%, (3 Month U.S. Treasury Bill + 1,239 bps), 12/6/23 (144A)	238,075
250,000(a)	Sanders Re III, 11.159%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/27 (144A)	245,975
250,000(a)	Solomon Re, 10.659%, (3 Month U.S. Treasury Bill + 525 bps), 6/8/26 (144A)	250,150
250,000(a)	Stabilitas Re, 13.909%, (3 Month U.S. Treasury Bill + 850 bps), 6/5/26 (144A)	251,975
		$2,834,562

	Multiperil – U.S. & Canada — 1.7%
250,000(a)	Kilimanjaro III Re, 17.769%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/21/25 (144A)	$ 237,275
250,000(a)	Kilimanjaro III Re, 17.769%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/20/26 (144A)	232,825
250,000(a)	Matterhorn Re, 10.949%, (SOFR + 575 bps), 12/8/25 (144A)	223,450
250,000(a)	Mona Lisa Re, 17.909%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	269,000
250,000(a)	Mystic Re IV, 11.539%, (3 Month U.S. Treasury Bill + 613 bps), 1/8/25 (144A)	234,800
500,000(a)	Mystic Re IV, 11.69%, (3 Month U.S. Treasury Bill + 1,160 bps), 1/8/25 (144A)	471,050
		$1,668,400

Pioneer Diversified High Income Fund, Inc. |  | 7/31/2316

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. Regional — 0.5%
250,000(a)	Aquila Re, 12.909%, (3 Month U.S. Treasury Bill + 750 bps), 6/8/26 (144A)	$ 249,800
250,000(a)	Aquila Re, 14.659%, (3 Month U.S. Treasury Bill + 925 bps), 6/8/26 (144A)	253,125
		$502,925

	Multiperil – Worldwide — 0.3%
250,000(a)	Atlas Capital Re, 12.55%, (SOFR + 725 bps), 6/5/26 (144A)	$ 251,825
	Pandemic – U.S — 0.2%
250,000(a)	Vitality Re XI, 7.209%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 247,150
	Windstorm – Florida — 0.2%
250,000(a)	Integrity Re, 12.409%, (3 Month U.S. Treasury Bill + 700 bps), 6/6/25 (144A)	$ 225,000
	Windstorm – Jamaica — 0.2%
250,000(a)	International Bank for Reconstruction & Development, 9.686%, (SOFR + 440 bps), 12/29/23 (144A)	$ 245,225
	Windstorm – North Carolina — 0.5%
250,000(a)	Cape Lookout Re, 9.109%, (1 Month U.S. Treasury Bill + 370 bps), 3/22/24 (144A)	$ 243,050
250,000(a)	Cape Lookout Re, 10.409%, (3 Month U.S. Treasury Bill + 500 bps), 3/28/25 (144A)	235,700
		$478,750

	Windstorm – U.S. — 2.5%
250,000(a)	Alamo Re, 13.909%, (1 Month U.S. Treasury Bill + 850 bps), 6/7/26 (144A)	$ 252,250
250,000(a)	Bonanza Re, 11.159%, (3 Month U.S. Treasury Bill + 575 bps), 3/16/25 (144A)	175,000
250,000(a)	Bonanza Re, 13.659%, (3 Month U.S. Treasury Bill + 825 bps), 1/8/26 (144A)	246,900
250,000(a)	Cape Lookout Re, 11.909%, (1 Month U.S. Treasury Bill + 650 bps), 4/28/26 (144A)	252,625
250,000(a)	Gateway Re, 18.409%, (1 Month U.S. Treasury Bill + 1,300 bps), 2/24/26 (144A)	260,325
250,000(a)	Gateway Re II, 14.909%, (3 Month U.S. Treasury Bill + 950 bps), 4/27/26 (144A)	246,775
250,000(a)	Merna Re II, 15.659%, (3 Month U.S. Treasury Bill + 1,025 bps), 7/7/26 (144A)	258,925
17Pioneer Diversified High Income Fund, Inc. |  | 7/31/23

Principal Amount USD ($)		Value
	Windstorm – U.S. — (continued)
250,000(a)	Purple Re, 17.659%, (1 Month U.S. Treasury Bill + 1,225 bps), 4/24/26 (144A)	$ 249,475
500,000(a)	Queen Street Re, 12.909%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	501,350
		$2,443,625

	Windstorm – U.S. Regional — 0.5%
250,000(a)	Citrus Re, 12.136%, (3 Month U.S. Treasury Bill + 675 bps), 6/7/26 (144A)	$ 250,725
250,000(a)	Citrus Re, 14.386%, (3 Month U.S. Treasury Bill + 900 bps), 6/7/26 (144A)	249,400
		$500,125

	Winterstorm – Florida — 0.5%
250,000(a)	Integrity Re, 17.409%, (1 Month U.S. Treasury Bill + 1,200 bps), 6/6/25 (144A)	$ 253,650
250,000(a)	Lightning Re, 16.409%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	256,950
		$510,600

	Total Event Linked Bonds	$11,964,137

Face Amount USD ($)
	Collateralized Reinsurance — 3.3%
	Multiperil – Massachusetts — 0.2%
250,000(d)(l)+	Portsalon Re 2022, 5/31/28	$ 229,230
	Multiperil – U.S. — 1.1%
250,000(d)(l)+	Ballybunion Re 2020, 2/29/24	$ 28,244
100,000(d)(l)+	Ballybunion Re 2021-3, 7/31/25	2,236
264,839(d)(l)+	Ballybunion Re 2022, 12/31/27	5,019
250,000(d)(l)+	Ballybunion Re 2022-2, 5/31/28	253,877
97,898(d)(l)+	Ballybunion Re 2022-3, 6/30/28	101,286
264,416(d)(l)+	Ballybunion Re 2023, 12/31/28	273,045
500,000(d)(l)+	Gamboge Re, 3/31/29	455,982
		$1,119,689

	Multiperil – Worldwide — 1.7%
250,000(d)(l)+	Amaranth Re 2023, 12/31/28	$ 239,618
650,000(d)(l)+	Cypress Re 2017, 1/31/24	65
462,683(d)(l)+	Dartmouth Re 2018, 1/31/24	69,360
100,000(d)(l)+	Dartmouth Re 2021, 12/31/24	32,859
Pioneer Diversified High Income Fund, Inc. |  | 7/31/2318

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
27,000(d)(l)+	Limestone Re 2019-2B, 10/1/23 (144A)	$ —
500,000(d)(l)+	Merion Re 2023-1, 12/31/28	490,876
250,000(d)(l)+	Old Head Re 2022, 12/31/27	125,000
250,000(d)(l)+	Old Head Re 2023, 12/31/28	222,534
250,000(d)(l)+	Porthcawl Re 2023, 12/31/28	234,852
700,000(d)(l)+	Resilience Re, 5/1/24	—
250,000(d)(l)+	Walton Health Re 2019, 6/30/24	132,008
250,000(d)(l)+	Walton Health Re 2022, 12/15/27	176,160
		$1,723,332

	Windstorm – Florida — 0.0%†
750,000(d)(l)+	Portrush Re 2017, 6/15/24	$ 75
	Windstorm – U.S. Regional — 0.3%
1,015,734(l)+	Oakmont Re 2020, 4/30/24	$ —
750,000(d)(l)+	Oakmont Re 2022, 4/1/28	235,879
		$235,879

	Total Collateralized Reinsurance	$3,308,205

	Reinsurance Sidecars — 10.0%
	Multiperil – U.S. — 0.3%
250,000(d)(l)+	Carnoustie Re 2020, 12/31/23	$ 28,832
226,387(d)(l)+	Carnoustie Re 2023, 12/31/28	246,762
1,000,000(d)(m)+	Harambee Re 2018, 12/31/24	—
1,000,000(m)+	Harambee Re 2019, 12/31/24	1,800
500,000(m)+	Harambee Re 2020, 12/31/23	7,050
		$284,444

	Multiperil – U.S. Regional — 0.0%†
250,000(d)(l)+	Brotherhood Re, 1/31/24	$ —
	Multiperil – Worldwide — 9.7%
24,550(m)+	Alturas Re 2019-3, 9/12/23	$ 2,308
225,450(m)+	Alturas Re 2020-3, 9/30/24	—
439,922(d)(m)+	Alturas Re 2021-2, 12/31/24	—
213,682(d)(m)+	Alturas Re 2021-3, 7/31/25	27,052
376,048(d)(m)+	Alturas Re 2022-2, 12/31/27	108,715
500,000(d)(l)+	Bantry Re 2021, 12/31/24	1,000
417,157(d)(l)+	Bantry Re 2022, 12/31/27	48,749
1,000,000(d)(l)+	Bantry Re 2023, 12/31/28	1,119,978
1,128,124(d)(l)+	Berwick Re 2019-1, 12/31/24	179,936
993,323(d)(l)+	Berwick Re 2020-1, 12/31/23	99
750,000(d)(l)+	Berwick Re 2022, 12/31/27	47,819
1,000,000(d)(l)+	Berwick Re 2023, 12/31/28	1,119,971
19Pioneer Diversified High Income Fund, Inc. |  | 7/31/23

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
500,000(l)+	Eccleston Re 2023, 11/30/28	$ 514,574
70,000(d)(l)+	Eden Re II, 3/22/24 (144A)	25,690
49,927(d)(l)+	Eden Re II, 3/21/25 (144A)	17,365
80,000(d)(l)+	Eden Re II, 3/20/26 (144A)	48,662
300,000(d)(l)+	Eden Re II, 3/19/27 (144A)	318,660
250,000(d)(l)+	Gleneagles Re 2021, 12/31/24	25
250,000(d)(l)+	Gleneagles Re 2022, 12/31/27	123,581
1,059,157(l)+	Gullane Re 2018, 12/31/24	50,018
1,000,000(d)(l)+	Gullane Re 2023, 12/31/28	1,109,346
250,000(d)(m)+	Lion Rock Re 2020, 1/31/24	—
250,000(d)(m)+	Lion Rock Re 2021, 12/31/24	52,325
498,977(d)(m)+	Lorenz Re 2019, 6/30/24	5,539
500,000(l)+	Merion Re 2018-2, 12/31/24	34,992
500,000(d)(l)+	Merion Re 2021-2, 12/31/24	98,250
363,953(d)(l)+	Merion Re 2022-2, 12/31/27	345,068
1,000,000(d)(l)+	Pangaea Re 2023-1, 12/31/28	1,120,000
250,000(l)+	Pangaea Re 2023-3, 5/31/29	260,000
250,000(d)(l)+	Phoenix 3 Re 2023-3, 1/4/27	264,950
200,000(l)+	Sector Re V, 3/1/24 (144A)	101,480
25,000(l)+	Sector Re V, 12/1/24 (144A)	43,035
15,000(a)(d)(l)+	Sector Re V, 12/1/26 (144A)	86,337
4,500(a)(d)(l)+	Sector Re V, 12/1/26 (144A)	25,901
500,000(d)(l)+	Sector Re V, 12/1/27 (144A)	545,850
515,671(l)+	Sussex Re 2020-1, 12/31/24	670
250,000(l)+	Sussex Re 2021-1, 12/31/24	8,200
500,000(d)(l)+	Sussex Re 2022, 12/31/27	39,750
313,499(m)+	Thopas Re 2019, 12/31/24	1,035
300,000(m)+	Thopas Re 2020, 12/31/23	—
250,000(m)+	Thopas Re 2021, 12/31/24	4,025
250,000(m)+	Thopas Re 2022, 12/31/27	—
766,025(d)(m)+	Thopas Re 2023, 12/31/28	852,509
375,860(m)+	Torricelli Re 2021, 7/31/25	11,877
500,000(d)(m)+	Torricelli Re 2022, 6/30/28	—
750,000(m)+	Torricelli Re 2023, 6/30/29	768,930
500,000(d)(m)+	Viribus Re 2018, 12/31/24	—
212,306(m)+	Viribus Re 2019, 12/31/24	1,507
240,783(d)(m)+	Viribus Re 2020, 12/31/23	8,307
221,888(m)+	Viribus Re 2022, 12/31/27	10,917
Pioneer Diversified High Income Fund, Inc. |  | 7/31/2320

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
507,289(d)(l)+	Woburn Re 2018, 12/31/24	$ 10,061
499,829(d)(l)+	Woburn Re 2019, 12/31/24	86,511
		$9,651,574

	Total Reinsurance Sidecars	$9,936,018

	Total Insurance-Linked Securities (Cost $25,559,182)	$25,208,360

Principal Amount USD ($)
	Foreign Government Bonds — 1.0% of Net Assets
	Angola — 0.4%
448,000	Angolan Government International Bond, 8.250%, 5/9/28 (144A)	$ 412,048
	Total Angola	$412,048

	Ghana — 0.4%
320,000(c)	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$ 145,600
500,000(c)	Ghana Government International Bond, 8.627%, 6/16/49	222,500
	Total Ghana	$368,100

	Ukraine — 0.2%
750,000(c)	Ukraine Government International Bond, 8.994%, 2/1/26 (144A)	$ 241,289
	Total Ukraine	$241,289

	Total Foreign Government Bonds (Cost $2,022,397)	$1,021,437

21Pioneer Diversified High Income Fund, Inc. |  | 7/31/23

Shares		Value
	SHORT TERM INVESTMENTS — 0.1% of Net Assets
	Open-End Fund — 0.1%
141,400(n)	Dreyfus Government Cash Management, Institutional Shares, 5.14%	$ 141,400
		$141,400

	TOTAL SHORT TERM INVESTMENTS (Cost $141,400)	$141,400

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Currency Put Option Purchased — 0.0%†
1,350,000	Put EUR Call USD	Goldman Sachs & Co.	EUR 28,531	EUR 1.02	11/28/23	$1,098
	Total Over The Counter (OTC) Currency Put Option Purchased (Premiums paid $ 28,531)					$1,098

	TOTAL OPTIONS PURCHASED (Premiums paid $ 28,531)					$1,098

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 140.5% (Cost $152,635,905)					$139,998,096
	Over The Counter (OTC) Currency Call Option Written — (0.0%)†
(1,350,000)	Call EUR Put USD	Citibank NA	EUR 28,531	EUR 1.10	11/28/23	$(26,591)
	Total Over The Counter (OTC) Currency Call Option Written (Premiums received $28,531)					$(26,591)

	OTHER ASSETS AND LIABILITIES — (40.5)%					$(40,374,761)
	net assets — 100.0%					$99,596,744

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
Pioneer Diversified High Income Fund, Inc. |  | 7/31/2322

Schedule of Investments  |  7/31/23
(unaudited) (continued)
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2023, the value of these securities amounted to $109,428,650, or 109.9% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2023.
(b)	This term loan will settle after July 31, 2023, at which time the interest rate will be determined.
(c)	Security is in default.
(d)	Non-income producing security.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2023.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Security is priced as a unit.
(i)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(j)	Security is perpetual in nature and has no stated maturity date.
(k)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at July 31, 2023.
(l)	Issued as participation notes.
(m)	Issued as preference shares.
(n)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2023.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2023.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re	4/12/2023	$250,000	$252,250
Alturas Re 2019-3	6/26/2019	24,550	2,308
Alturas Re 2020-3	8/3/2020	—	—
Alturas Re 2021-2	2/16/2021	22,989	—
Alturas Re 2021-3	8/16/2021	50,285	27,052
Alturas Re 2022-2	1/18/2022	113,382	108,715
Amaranth Re 2023	1/27/2023	208,962	239,618
23Pioneer Diversified High Income Fund, Inc. |  | 7/31/23

Restricted Securities	Acquisition date	Cost	Value
Aquila Re	5/10/2023	$250,000	$249,800
Aquila Re	5/10/2023	250,000	253,125
Atlas Capital Re	5/17/2023	250,000	251,825
Ballybunion Re 2020	12/31/2019	17,156	28,244
Ballybunion Re 2021-3	8/2/2021	2,102	2,236
Ballybunion Re 2022	3/9/2022	423	5,019
Ballybunion Re 2022-2	8/9/2022	250,000	253,877
Ballybunion Re 2022-3	8/9/2022	97,898	101,286
Ballybunion Re 2023	3/21/2023	264,416	273,045
Bantry Re 2021	1/11/2021	8,143	1,000
Bantry Re 2022	2/2/2022	30,944	48,749
Bantry Re 2023	1/12/2023	1,000,000	1,119,978
Berwick Re 2019-1	12/31/2018	134,801	179,936
Berwick Re 2020-1	9/24/2020	—	99
Berwick Re 2022	12/31/2021	46,769	47,819
Berwick Re 2023	2/1/2023	1,000,000	1,119,971
Bonanza Re	1/6/2023	250,000	246,900
Bonanza Re	7/25/2023	208,046	175,000
Brotherhood Re	1/22/2018	39,767	—
Caelus Re V	4/27/2017	400,000	32,000
Cape Lookout Re	3/9/2021	250,000	243,050
Cape Lookout Re	3/16/2022	250,000	235,700
Cape Lookout Re	4/14/2023	250,000	252,625
Carnoustie Re 2020	7/16/2020	6,309	28,832
Carnoustie Re 2023	3/22/2023	226,387	246,762
Citrus Re	4/27/2023	250,000	249,400
Citrus Re	4/27/2023	250,000	250,725
Cypress Re 2017	1/24/2017	2,185	65
Dartmouth Re 2018	1/18/2018	159,773	69,360
Dartmouth Re 2021	1/19/2021	13,333	32,859
Eccleston Re 2023	7/13/2023	500,000	514,574
Eden Re II	12/23/2019	57,847	25,690
Eden Re II	1/25/2021	39,921	17,365
Eden Re II	1/21/2022	69,182	48,662
Eden Re II	1/17/2023	300,000	318,660
FloodSmart Re	2/8/2022	248,869	241,750
FloodSmart Re	2/14/2022	250,000	243,650
FloodSmart Re	2/23/2023	250,000	257,350
Four Lakes Re	11/5/2020	250,000	244,675
Four Lakes Re	11/5/2020	250,000	244,925
Gamboge Re	4/20/2023	422,596	455,982
Gateway Re	2/3/2023	250,000	260,325
Gateway Re II	4/13/2023	250,000	246,775
Gleneagles Re 2021	1/13/2021	4,575	25
Pioneer Diversified High Income Fund, Inc. |  | 7/31/2324

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Gleneagles Re 2022	1/18/2022	$115,769	$123,581
Gullane Re 2018	3/26/2018	—	50,018
Gullane Re 2023	1/10/2023	1,000,000	1,109,346
Harambee Re 2018	12/19/2017	21,232	—
Harambee Re 2019	12/20/2018	—	1,800
Harambee Re 2020	2/27/2020	—	7,050
Integrity Re	5/9/2022	250,000	225,000
Integrity Re	3/23/2023	250,000	253,650
International Bank for Reconstruction & Development	7/19/2021	250,000	245,225
Kilimanjaro III Re	4/8/2021	250,000	237,275
Kilimanjaro III Re	4/8/2021	250,000	232,825
Lightning Re	3/20/2023	250,000	256,950
Limestone Re 2019-2B	6/20/2018	230	—
Lion Rock Re 2020	12/30/2019	—	—
Lion Rock Re 2021	3/1/2021	107,115	52,325
Lorenz Re 2019	6/26/2019	93,709	5,539
Matterhorn Re	12/15/2021	250,000	223,450
Matterhorn Re	3/10/2022	500,000	478,550
Merion Re 2018-2	12/28/2017	—	34,992
Merion Re 2021-2	12/28/2020	136,047	98,250
Merion Re 2022-2	3/1/2022	363,953	345,068
Merion Re 2023-1	1/11/2023	441,808	490,876
Merna Re II	4/5/2023	250,000	258,925
Mona Lisa Re	12/30/2022	250,000	269,000
Mystic Re IV	6/9/2021	500,000	471,050
Mystic Re IV	10/26/2021	249,106	234,800
Oakmont Re 2020	12/3/2020	—	—
Oakmont Re 2022	5/9/2022	172,533	235,879
Old Head Re 2022	1/6/2022	188,288	125,000
Old Head Re 2023	1/11/2023	168,991	222,534
Pangaea Re 2023-1	1/23/2023	1,000,000	1,120,000
Pangaea Re 2023-3	7/5/2023	250,000	260,000
Phoenix 3 Re 2023-3	12/21/2020	224,140	264,950
Porthcawl Re 2023	1/23/2023	197,811	234,852
Portrush Re 2017	6/12/2017	575,239	75
Portsalon Re 2022	7/15/2022	202,158	229,230
Purple Re	4/6/2023	250,000	249,475
Queen Street Re	5/12/2023	500,000	501,350
Residential Re	11/5/2019	250,000	238,075
Residential Re	10/28/2021	500,000	475,900
Residential Re	11/22/2022	375,000	372,337
Resilience Re	2/8/2017	339	—
Sanders Re	5/24/2023	500,000	509,500
25Pioneer Diversified High Income Fund, Inc. |  | 7/31/23

Restricted Securities	Acquisition date	Cost	Value
Sanders Re III	3/24/2023	$250,000	$245,975
Sector Re V	4/23/2019	136,333	101,480
Sector Re V	12/4/2019	419	43,035
Sector Re V	12/6/2021	15,000	86,337
Sector Re V	1/5/2022	4,500	25,901
Sector Re V	12/30/2022	500,000	545,850
Solomon Re	6/12/2023	250,000	250,150
Stabilitas Re	6/7/2023	250,000	251,975
Sussex Re 2020-1	1/21/2020	—	670
Sussex Re 2021-1	1/26/2021	6,173	8,200
Sussex Re 2022	1/5/2022	2,192	39,750
Sutter Re	6/6/2023	250,000	251,750
Thopas Re 2019	2/13/2019	—	1,035
Thopas Re 2020	12/30/2019	—	—
Thopas Re 2021	1/22/2021	—	4,025
Thopas Re 2022	2/15/2022	—	—
Thopas Re 2023	2/13/2023	766,025	852,509
Torrey Pines Re	5/18/2023	300,000	301,950
Torricelli Re 2021	7/2/2021	—	11,877
Torricelli Re 2022	7/26/2022	—	—
Torricelli Re 2023	7/19/2023	750,000	768,930
Ursa Re	4/12/2023	250,000	250,000
Viribus Re 2018	12/22/2017	10,559	—
Viribus Re 2019	3/25/2019	—	1,507
Viribus Re 2020	3/12/2020	24,541	8,307
Viribus Re 2022	4/18/2022	—	10,917
Vitality Re XI	1/23/2020	250,000	247,150
Walton Health Re 2019	7/18/2019	76,159	132,008
Walton Health Re 2022	7/13/2022	140,587	176,160
Woburn Re 2018	3/20/2018	152,369	10,061
Woburn Re 2019	1/30/2019	69,247	86,511
Total Restricted Securities			$25,208,360
% of Net assets			25.3%
Pioneer Diversified High Income Fund, Inc. |  | 7/31/2326

Schedule of Investments  |  7/31/23
(unaudited) (continued)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	191,000	USD	207,017	HSBC Bank USA NA	8/25/23	$3,261
EUR	2,370,000	USD	2,591,645	JPMorgan Chase Bank NA	9/28/23	21,715
USD	394,960	GBP	310,000	State Street Bank & Trust Co.	9/26/23	(2,972)
USD	5,478,550	EUR	4,890,000	State Street Bank & Trust Co.	10/24/23	79,655
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$101,659
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
USD	— United States Dollar
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$3,280,339	$—	$3,280,339
Common Stocks
Household Durables	64	—	—	64
Oil, Gas & Consumable Fuels	44	110	—	154
Passenger Airlines	—	—	324,715	324,715
Asset Backed Securities	—	3,413,315	—	3,413,315
Collateralized Mortgage Obligations	—	2,793,214	—	2,793,214
Commercial Mortgage-Backed Securities	—	11,478,347	—	11,478,347
Convertible Corporate Bonds	—	2,190,613	—	2,190,613
Corporate Bonds	—	89,576,065	—	89,576,065
Preferred Stock
Capital Markets	32,204	—	—	32,204
All Other Preferred Stock	—	532,616	—	532,616
Right/Warrant	4,155	—	—	4,155
27Pioneer Diversified High Income Fund, Inc. |  | 7/31/23

	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	$—	$—	$229,230	$229,230
Multiperil – U.S.	—	—	1,119,689	1,119,689
Multiperil – Worldwide	—	—	1,723,332	1,723,332
Windstorm – Florida	—	—	75	75
Windstorm – U.S. Regional	—	—	235,879	235,879
Reinsurance Sidecars
Multiperil – U.S.	—	—	284,444	284,444
Multiperil – U.S. Regional	—	—	—*	—*
Multiperil – Worldwide	—	—	9,651,574	9,651,574
All Other Insurance-Linked Securities	—	11,964,137	—	11,964,137
Foreign Government Bonds	—	1,021,437	—	1,021,437
Open-End Fund	141,400	—	—	141,400
Over The Counter (OTC) Currency Put Option Purchased	—	1,098	—	1,098
Total Investments in Securities	$177,867	$126,251,291	$13,568,938	$139,998,096
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$—	$(26,591)	$—	$(26,591)
Net unrealized appreciation on forward foreign currency exchange contracts	—	101,659	—	101,659
Total Other Financial Instruments	$—	$75,068	$—	$75,068
*	Securities valued at $0.
Pioneer Diversified High Income Fund, Inc. |  | 7/31/2328

Schedule of Investments  |  7/31/23
(unaudited) (continued)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Insurance- Linked Securities	Total
Balance as of 4/30/23	$268,817	$12,206,359	$12,475,176
Realized gain (loss)	—	(56,139)	(56,139)
Changed in unrealized appreciation (depreciation)	55,898	413,579	469,477
Return of capital	—	(792,947)	(792,947)
Purchases	—	2,113,787	2,113,787
Sales	—	(640,416)	(640,416)
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	—	—
Balance as of 7/31/23	$324,715	$13,244,223	$13,568,938
*	Transfers are calculated on the beginning of period value. During the period ended July 31, 2023, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2023:	$490,872
29Pioneer Diversified High Income Fund, Inc. |  | 7/31/23